June 7, 2019

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	RiverPark Funds Trust (“Registrant”) (File No. 333-167778) on behalf of RiverPark Floating Rate CMBS Fund (“Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, enclosed herewith please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to the Fund’s prospectus. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the prospectus that was included in Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission electronically on January 28, 2019, and supplemented on March 13, 2019 and March 21, 2019 pursuant to Rule 497.

Sincerely,

/s/ Margaret M. Murphy

1271 Avenue of the Americas New York, NY 10020

www.BlankRome.com

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